Loan receivables, net	12 Months Ended
Dec. 31, 2025
Loan receivables, net
Loan receivables, net

Note 4 - Loan receivables, net

The annualized interest rates on loans issued ranged between 6% and 48% for the year ended December 31, 2025 and 2024.

Loan receivables consisted of the following:

	December 31,
	2025	2024
Loan receivables, gross
Personal loans	$6,300	$6,988
Corporate loans	6,431	12,092
Subtotal	12,731	19,080
Provision for loan losses (Note 20)	(5,038)	(5,491)
Total loan receivables, net	$7,693	$13,589
Less: classified as non-current loan receivables, net	(1,796)	(977)
Total current loan receivables, net	$5,897	$12,612

The following is a maturity analysis of the Company’s loan receivables, net as of December 31, 2025:

For the year ending December 31,	Amount
2026	$5,897
2027	1,476
2028 and thereafter	320
Total loans	7,693

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2025 and 2024, the Company had 17 and 14 personal loan customers, and 4 and 11 corporate loan customers, respectively. Provision for loan losses is estimated on an annually basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the year ended December 31, 2025, a reversal of provision of $453 was recognized to the consolidated statement of comprehensive loss. For the year ended December 31, 2024 and 2023, a provision of $3,468 and a reversal of provision of $49 were recognized to the consolidated statement of comprehensive loss.

The following table represents the aging of loan receivables, net as of December 31, 2025 and 2024:

	December 31,
	2025	2024
1‑89 days past due	$1,684	$871
90‑179 days past due	1,158	—
180‑365 days past due	—	—
Over 1 year past due *	723	27
Total past due	$3,565	$898
Loans without overdue	4,128	12,691
Total loans, net	$7,693	$13,589
*

As of December 31, 2025 and 2024, the Company had loan receivables of $5,731 and $1,565 as aging over 1 year past due. A provision of $5,008 and $1,538 were charged to aging over 1 year past due for the year ended December 31, 2025 and 2024.

The following table summarizes the Company’s loan portfolio by categories as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Installment loan to individual	$2,617	$207
Real estate backed loan	2,680	2,616
Commercial loan	896	9,267
Securities backed loan	1,500	1,499
Total loans, net	$7,693	$13,589

Installment loan to individual

A installment loan to individual is an unsecured loan offered to individual borrower by assessing his/her ability to repay his/her loan and interest. The factors used to determine the borrower’s ability to repay include the borrower’s current income, current assets, credit history and employment status.

Real estate backed loan

A real estate backed loan is a loan in which the borrower puts up a real estate under his/her ownership, possession or control, as collateral for the loan. The loan is secured against the collateral and the Company does not take physical possession of the collateral at the time the loan is made. The Company will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession of the collateral and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Securities backed loan

A securities backed loan is a loan in which the borrower puts up securities of public listed companies under his/her ownership as collateral for the loan. The loan is secured against the collateral and the Company obtains physical possession of the original share certificates since the loan is made. The Company verifies ownership of the securities by examining proof of ownership. Both the borrower and the Company have to sign a share pledge agreement to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession and sell securities to recover the outstanding balance owed. If the sale proceeds of securities is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Commercial loan

A commercial loan is an unsecured loan offered to a corporation by assessing their capacities to make timely principal and interest payments. The factors used to determine the corporation’s ability to repay include state of economy, recent industry performance and financial conditions of the corporation as well as the owners of the corporation.